LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 5  - LEASES:

a.
On August 15, 2024, Silexion vacated its office spaces and facilities in Israel. On September 8, 2024, an early termination agreement for the operating lease was signed with the landlord, which included a termination penalty. As a result, Silexion derecognized the right-of-use asset and the lease liability in its financial statements, recording a loss of $68 from the lease termination and an additional loss of $16 from the disposal of leasehold improvements.

b.
On September 26, 2024 Silexion signed a new lease agreement for an office in Israel starting November 1, 2024 and ending on October 31, 2026 (initial term of two years and extension options reasonably certain to be exercised ending October 31, 2028). Silexion will pay quarterly fixed payments to the lessor (including payments for common area maintenance). Lease payments are indexed to the Israeli consumer price index (“CPI”).

Silexion provided the lessor with a bank guarantee as a rental security. The bank, in turn, placed a pledge over restricted cash of $48.

Operating lease costs for the years ended December 31, 2023 and 2024 are as follows:

	Year Ended December 31,
	2024	2023
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$144	$131
Variable lease cost (included in the operating lease costs)	$8	$9
Loss from lease termination	$68	-
Total operating lease costs	$220	$140

Operating cash flows, for amounts included in the measurement of lease liabilities, are as follows:

	Year Ended December 31,
	2024	2023
Office and operational spaces lease expenses	$130	$101
Termination penalty	$34	-
Total	$164	$101

Supplemental information related to operating leases is as follows:

	Year Ended December 31,
	2024	2023
Operating lease right-of-use assets	$530	$198
Operating lease liabilities	$526	$171
Weighted average remaining lease term (years)	3.84	1.58
Weighted average discount rate	11.28%	12.69%

As of December 31, 2024, Silexion has not entered into lease agreements that include options to extend them that are not included in the measurement of the lease liability.

The following table outlines maturities of Silexion operating lease liabilities as of December 31, 2024:

Operating lease liabilities
2025	$165
2026	167
2027	172
2028	132
Total undiscounted lease payments	$636
Less - imputed interest	$110
Present value of lease liabilities	$526